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                                                            [METLIFE LETTERHEAD]

METLIFE INVESTORS INSURANCE COMPANY
5 PARK PLAZA, SUITE 1900
IRVINE, CA  92614

December 19, 2008

VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:  MetLife Investors Insurance Company and
     MetLife Investors Variable Annuity Account One
     File Nos. 333-59864/811-05200
     (Class C)
     Rule 497(j) Certification
     --------------------------------------------------

Members of the Commission:

On behalf of MetLife Investors Insurance Company (the "Company") and MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement, dated December 15, 2008 to the April 28, 2008 Prospectus (as supplemented), being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplement contained in Post-Effective Amendment No. 19 for the Account filed electronically with the Commission on December 5, 2008.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,


/s/ John M. Richards
-------------------------------------
John M. Richards
Senior Counsel
Metropolitan Life Insurance Company